Retirement Plans	12 Months Ended
Dec. 31, 2018
Compensation And Retirement Disclosure [Abstract]
Retirement Plans

NOTE 15 - RETIREMENT PLANS

The Company sponsors a savings and retirement 401(k) plan, which covers all employees who meet certain eligibility requirements and who choose to participate in the plan. The matching contribution to the 401(k) plan was $892, $805 and $734 in 2018, 2017 and 2016, respectively. The Company’s matching contribution is 100% of an employee’s first three percent contributed and 50% of the next two percent contributed.

The Company also sponsors a pension plan which is a noncontributory defined benefit retirement plan for all employees who have attained the age of 20 1 ⁄ 2, completed six months of service and work 1,000 or more hours per year. Annual payments, subject to the maximum amount deductible for federal income tax purposes, are made to a pension trust fund. In 2006, the Company amended the pension plan to provide that no employee could be added as a participant to the pension plan after December 31, 2006. In April 2014, the Company amended the pension plan again to provide that no additional benefits would accrue beyond April 30, 2014.

NOTE 15 - RETIREMENT PLANS (Continued)

In October 2015, the Company, on behalf of it and its subsidiaries, entered into Pension Shortfall Agreements (the “Shortfall Agreements”) with ten employees of the Bank. When the Company ceased accruals to its defined benefit pension plan on April 30, 2014, the circumstances of some participants with limited periods until their anticipated retirement dates would not permit them to use other available alternatives to make up for the shortfall in their expected pension. The Company calculated the total amount of the shortfall for each of the referenced individuals after considering its contributions to other retirement benefits. Pension shortfall expense was $180 in 2018, $18 in 2017 and $201 in 2016. Included in pension shortfall expense was interest expense, totaling $24, $18 and $11 in 2018, 2017 and 2016, respectively, which was also recorded in and credited to the accounts of the ten individuals covered by this plan.

Information about the pension plan is as follows:

	2018	2017
Change in benefit obligation:
Beginning benefit obligation	$17,916	$16,964
Service cost	—	—
Interest cost	627	679
Curtailment gain	—	—
Settlement loss	98	46
Actuarial (gain)/loss	(1,800)	986
Benefits paid	(104)	(91)
Settlement payments	(3,399)	(668)
Ending benefit obligation	13,338	17,916
Change in plan assets, at fair value:
Beginning plan assets	19,306	16,150
Actual return	(207)	1,947
Employer contribution	—	2,000
Benefits paid	(104)	(91)
Settlement payments	(3,399)	(668)
Administrative expenses	(24)	(32)
Ending plan assets	15,572	19,306
Funded status at end of year	$2,234	$1,390

Amounts recognized in accumulated other comprehensive loss at December 31, consist of unrecognized actuarial loss of $3,799, net of $1,010 tax in 2018 and $4,070, net of $2,191 tax in 2017.

The accumulated benefit obligation for the defined benefit pension plan was $13,338 at December 31, 2018 and $17,916 at December 31, 2017.

NOTE 15 - RETIREMENT PLANS (Continued)

The components of net periodic pension expense were as follows:

	2018	2017	2016
Service cost	$—	$—	$—
Interest cost	627	679	689
Expected return on plan assets	(1,355)	(1,178)	(1,090)
Net amortization and deferral	149	380	326
Net periodic pension cost (benefit)	(579)	(119)	(75)
Additional loss due to settlement	1,188	237	259
Total pension cost (benefit)	$609	$118	$184

Net loss (gain) recognized in other comprehensive loss	$(1,453)	$(322)	$448
Total recognized in net periodic benefit cost and other comprehensive loss (before tax)	$(2,032)	$(441)	$373

The components of net periodic benefit cost other than the service cost component are included in the line item “other operating expenses” in the Consolidated Statement of Operations.

The estimated net loss for the defined benefit pension plan that will be amortized from accumulated other comprehensive loss into net periodic benefit cost over the next fiscal year is $149.  The Company incurred settlement costs in 2018, 2017 and 2016 of $1,188, $237 and $259, respectively.

The weighted average assumptions used to determine benefit obligations at year-end were as follows:

	2018	2017	2016
Discount rate on benefit obligation	4.14%	3.51%	4.00%
Long-term rate of return on plan assets	7.00%	7.00%	7.00%
Rate of compensation increase	0.00%	0.00%	0.00%

The weighted average assumptions used to determine net periodic pension cost were as follows:

	2018	2017	2016
Discount rate on benefit obligation	3.51%	4.00%	4.16%
Long-term rate of return on plan assets	7.00%	7.00%	7.00%
Rate of compensation increase	0.00%	0.00%	0.00%

The Company uses long-term market rates to determine the discount rate on the benefit obligation. Declines in the discount rate lead to increases in the actuarial loss related to the benefit obligation.

The expectation for long-term rate of return on the pension assets and the expected rate of compensation increases are reviewed periodically by management in consultation with outside actuaries and primary investment consultants. Factors considered in setting and adjusting these rates are historic and projected rates of return on the portfolio and historic and estimated rates of increases of compensation. Since the pension plan is frozen, the rate of compensation increase used to determine the benefit obligation for 2018, 2017 and 2016 was zero.

NOTE 15 - RETIREMENT PLANS (Continued)

The Company’s pension plan asset allocation at year-end 2018 and 2017 and target allocation for 2019 by asset category are as follows:

	Target Allocation	Percentage of Plan Assets at Year-end
Asset Category	2019	2018	2017
Equity securities	20-50%	33.1%	48.0%
Debt securities	30-60	20.7	51.9
Money market funds	20-30	46.2	0.1
Total		100.0%	100.0%

The Company developed the pension plan investment policies and strategies for plan assets with its pension management firm. The assets are currently invested in four diversified investment funds, which include two equity funds, one money market fund and one bond fund. The long-term guidelines from above were created to maximize the return on portfolio assets while reducing the risk of the portfolio. The management firm may allocate assets among the separate accounts within the established long-term guidelines. Transfers among these accounts will be at the management firm’s discretion based on their investment outlook and the investment strategies that are outlined at periodic meetings with the Company. Actual allocations vary from target allocations as management elected to reclassify approximately $2.7 million into money market funds as short-term strategy pending further reallocation. The expected long-term rate of return on the plan assets was 7.00% in 2018 and 2017. This return is based on the expected return for each of the asset categories, weighted based on the target allocation for each class.

The Company does not expect to make any contribution to its pension plan in 2019. Employer contributions totaled $0 in 2018. Increased plan assets offset by increased benefit obligations and actuarial gains led to a change in funded status from $1,390 at December 31, 2017 to $2,234 at December 31, 2018.

The following tables set forth by level, within the fair value hierarchy, the pension plan’s assets at fair value as of December 31, 2018 and 2017:

	December 31, 2018
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$2,689	$—	$—	$2,689
Bond mutual funds	—	—	—	—
Common/collective trust:
Bonds	3,221	—	—	3,221
Equities	5,153	—	—	5,153
Money market	4,509	—	—	4,509
Equity market funds:
International	—	—	—	—
Large cap	—	—	—	—
Mid cap	—	—	—	—
Small cap	—	—	—	—
Total assets at fair value	$15,572	$—	$—	$15,572

NOTE 15 - RETIREMENT PLANS (Continued)

	December 31, 2017
	Level 1	Level 2	Level 3	Total
Assets:
Cash	$113	$—	$—	$113
Bond mutual funds	23	—	—	23
Common/collective trust:
Bonds	9,980	—	—	9,980
Equities	6,654	—	—	6,654
Equity market funds:
International	750	—	—	750
Large cap	1,085	—	—	1,085
Mid cap	269	—	—	269
Small cap	432	—	—	432
Total assets at fair value	$19,306	$—	$—	$19,306

Investment in equity securities, debt securities, money market funds and mutual funds are valued at the closing price reported on the active market on which the individual securities are traded.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Pension Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

Expected benefit payments, which reflect expected future service, are as follows:

2019	$2,332
2020	330
2021	781
2022	1,734
2023	757
2024 through 2028	4,928
Total	$10,862

Supplemental Retirement Plan

Civista established a supplemental retirement plan (“SERP”) in 2013, which covers key members of management. Under the SERP, participants will receive annually, following retirement, a percentage of their base compensations at the time of their retirement for a maximum of ten years. The SERP liability recorded at December 31, 2018, was $2,570, compared to $2,308 at December 31, 2017. The expense related to the SERP was $351, $365 and $243 for 2018, 2017 and 2016, respectively. Distributions to participants made in 2018, 2017 and 2016 totaled $87, $41, and $34, respectively.